UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2006

Date of reporting period:	11/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

DRYDEN GOVERNMENT INCOME FUND, INC.

Schedule of Investments

as of November 30, 2005 (Unaudited)

Principal Amount (000)	Description	Value
LONG-TERM INVESTMENTS 94.6%
Asset Backed Securities 1.1%
$9,800	MBNA Master Credit Card Trust, Ser. 1999-J, Class A, 7.00%, 2/15/12	$10,525,228

Collateralized Mortgage Obligations 6.8%
9,000	Federal Home Loan Mortgage Corp., Ser. 2496, Class PM, 5.50%, 9/15/17	8,950,568
7,000	Ser. 2501, Class MC, 5.50%, 9/15/17	7,069,464
6,650	Ser. 2513, Class HC, 5.00%, 10/15/17	6,512,590
5,500	Ser. 2518, Class PV, 5.50%, 6/15/19	5,400,128
1,725	Federal National Mortgage Association, Ser. 1993-29, Class PH, 6.50%, 1/25/23	1,735,150
11,050	Ser. 2002-18, Class PC, 5.50%, 4/25/17	11,192,752
7,400	Ser. 2002-57, Class ND, 5.50%, 9/25/17	7,462,648
18,000	Ser 2002-94, Class HQ, 4.50%, 1/25/18	17,083,298
2,708	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4 A3, 4.17%, 2/25/34	2,664,648

	Total collateralized mortgage obligations	68,071,246

Commercial Mortgage Backed Securities 6.9%
5,000	Banc of America Commercial Mortgage, Inc., Ser. 2005-2, Class A5, 4.857%, 7/10/43	4,841,332
512	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1, 7.64%, 2/15/32	532,488
10,800	Ser. 2004-T16, Class A5, 4.60%, 2/13/46	10,351,016
5,000	Ser. 2005-PWR8, Class A4, 4.674%, 6/11/41	4,768,139
5,000	CS First Boston Mortgage Securities Corp., Ser. 2005-C3, Class A4, 4.686%, 7/15/37	4,778,684
1,812	First Union National Bank Commercial Mortgage Trust, Ser. 2000-C1, Class A1, 7.739%, 5/17/32	1,863,943
3,976	Ser. 2000-C2, Class A1, 6.94%, 10/15/32	4,069,100

18,200		GS Mortgage Securities Corp. II, Ser. 2003-C1, Class A3, 4.608%, 1/10/40	17,527,417
10,000		KeyCorp, Ser. 2000-C1, Class A2, 7.727%, 5/17/32	10,874,587
3,625		Morgan Stanley Capital I, Ser. 2005-T19, Class AAB, 4.852%, 6/12/47	3,545,352
5,184		Morgan Stanley Dean Witter Capital I, Ser. 2001-TOP1, Class A2, 6.32%, 2/15/33	5,257,182

		Total commercial mortgage backed securities	68,409,240

Corporate Bonds 1.3%
4,255		International Bank for Reconstruction, 4.75%, 2/15/35	4,054,590
11,851		New Jersey Economic Development Authority, Ser. B, 5.152%, 2/15/12 (f)	8,756,111

		Total corporate bonds	12,810,701

Mortgage Backed Securities 43.0%
		Federal Home Loan Mortgage Corp.,
44,232		5.00%, 6/1/33 - 5/1/34	42,657,739
1,500	(a)	5.00%, TBA	1,476,093
1,500	(a)	5.00%, TBA	1,440,938
40,000	(a)	5.00%, TBA	38,462,480
3,510		6.00%, 8/1/32 - 9/1/34	3,537,498
7,500	(a)	6.00%, TBA	7,542,188
2,970		6.50%, 8/1/10 - 9/1/32	3,048,499
5,129		7.00%, 2/1/09 - 9/1/32	5,226,270
47	(c)	7.50%, 6/1/24	50
475		8.00%, 3/1/22 - 5/1/23	507,885
257		8.50%, 6/1/07 - 10/1/18	276,132
378		9.00%, 1/1/20	404,521
230		11.50%, 10/1/19	250,924
		Federal National Mortgage Association,
6,938		4.009%, 9/1/33 FRN	6,762,634
7,501		4.264%, 4/1/34 FRN	7,408,691
7,264		4.451%, 6/1/34 FRN	7,237,202
8,603		4.888%, 10/1/34 FRN	8,519,327
24,414		5.00%, 7/1/18 - 3/1/34	23,977,555
25,000	(a)	5.00%, TBA	24,601,549
1,000	(a)	5.00%, TBA	960,938
117,371		5.50%, 8/1/15 - 11/1/35	115,773,633
12,500	(a)	5.50%, TBA	12,308,600
8,846		6.00%, 11/1/14 - 2/1/35	8,947,969
3,000	(a)	6.00%, TBA	3,016,875
5,797		6.276%, 3/1/11	6,075,238
20,495		6.50%, 4/1/09 - 8/1/32	21,031,052
17,993		7.00%, 4/1/11 - 11/1/33	18,764,844
11,000	(a)	7.00%, TBA	11,481,250
5,252		7.50%, 12/1/06 - 10/1/26	5,423,417
2		8.00%, 10/1/24	2,060
33		8.50%, 6/1/17 - 3/1/25	35,630
278		9.00%, 4/1/25	304,257

63		9.50%, 1/1/25 - 2/1/25	70,554
		Government National Mortgage Association,
16,868		5.00%, 7/15/33 - 12/15/34	16,529,240
5,000	(a)	5.00%, TBA	4,889,060
12,547		7.00%, 2/15/09 - 2/15/29	13,213,325
2,023		7.50%, 7/15/07 - 2/15/24	2,134,758
1,300		8.50%, 4/15/25	1,414,785
979		9.50%, 10/15/09 - 8/20/20	1,075,688

		Total mortgage backed securities	426,791,348

Small Business Administration Agency 3.8%
2,866		Small Business Administration Participation Certificates, Ser. 1995-B, 8.15%, 2/1/15	3,055,494
8,051		Ser. 1995-L, 6.45%, 12/1/15	8,325,242
9,998		Ser. 1996-H, 7.25%, 8/1/16	10,532,965
6,232		Ser. 1996-K, 6.95%, 11/1/16	6,538,930
3,086		Ser. 1997-A, 7.15%, 1/1/17	3,247,270
6,323		Ser. 1998-I, 6.00%, 9/1/18	6,518,319

		Total small business administration agency	38,218,220

U.S. Government Agency Securities 22.1%
9,600		Federal Farm Credit Bank, 3.75%, 1/15/09	9,328,109
7,955		4.125%, 7/17/09 Federal Home Loan Bank,	7,790,077
29,070		4.75%, 8/13/10	28,953,167
8,000		7.507%, 2/20/07 FRN Federal Home Loan Mortgage Corp.,	8,077,920
14,720		4.125%, 10/18/10	14,278,047
48,810		4.375%, 1/25/10 Federal National Mortgage Association,	47,956,995
11,220		4.75%, 12/15/10	11,184,837
42,000		4.25%, 8/15/10	41,040,762
18,950		6.00%, 5/15/11 Financing Corp. Fico	19,998,370
10,000		5.151%, 5/11/18 (f) Tennessee Valley Authority, Ser. B,	5,363,340
23,590		4.375%, 6/15/15	22,711,413
3,115		5.88%, 4/1/36	3,465,783

		Total U.S. government agency securities	220,148,820

U.S. Treasury Securities 9.6%
		United States Treasury Bonds,
1,501	(d)	5.375%, 2/15/31	1,649,224
20,570	(d)	5.50%, 8/15/28	22,553,873
13,551	(d)	8.125%, 5/15/21 - 8/15/21	18,453,407
1,580	(b)	8.75%, 5/15/20	2,231,812
1,965		9.25%, 2/15/16	2,699,419
14,400	(d)	13.25%, 5/15/14 United States Treasury Notes,	18,421,314
3,736	(d)	4.125%, 8/15/10	3,686,965

20,710	(d)	4.50%, 11/15/10 - 11/15/15	20,748,966
		United States Treasury Strip,
8,585		Zero coupon, 5/15/19	4,499,184

		Total U.S. Treasury securities	94,944,164

		Total long-term investments (cost $ 949,406,363)	939,918,967

SHORT-TERM INVESTMENTS 28.5%
Shares

Money Market Mutual Fund 20.0%
198,439,660	(e)	Dryden Core Investment Fund - Taxable Money Market Series (g) (cost $198,439,660; includes $85,241,740 of cash collateral received for securities on loan)	198,439,660

Mutual Fund 8.5%
8,417,094		Dryden Core Investment Fund - Dryden Short-Term Core Bond Series (g) (cost $84,170,940)	84,184,408

		Total short-term investments (cost $282,610,600)	282,624,068

Contracts
OUTSTANDING OPTIONS PURCHASED
Options
114		90 Day Euro, expiring 9/18/06 @ $ 95.25 (cost $132,181)	57,712

		Total Investments, Before Outstanding Options Written 123.1% (cost $1,232,149,144(i))	1,222,600,747

OUTSTANDING OPTIONS WRITTEN
Options
114		90 Day Euro, expiring 9/18/06 @ $ 95.75 (premiums received $60,119)	(20,663)

		Total Investments, Net of Outstanding Options Written 123.1% (cost $1,232,089,025)
			1,222,580,084
		Other liabilities in excess of other assets (h) (23.1%)	(229,377,085)

		Net Assets 100.0%	$993,202,999

FRN – Floating Rate Note.

(a)	The aggregate value of $106,179,971 represents to-be-announced (“TBA”) mortgage dollar rolls.
(b)	All or partial principal amount pledged as collateral for future contracts, swaps and written options.
(c)	Represents actual principal amount (not rounded to nearest thousand).
(d)	All or portion of securities on loan with an aggregate market value of $83,215,844; cash collateral of $85,241,740 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Represents yield to maturity.
(g)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series and the Short-Term Core Bond Series.
(h)	Other liabilities in excess of other assets includes net unrealized appreciation on futures contracts of $740,937 and net unrealized depreciation on interest rate swap agreements of ($125,394) as follows:

Open futures contracts outstanding at November 30, 2005:

Number of Contracts	Type	Expiration Date	Value at November 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
44	90 Day Euro	Dec. 2005	$10,505,550	$10,527,972	$(22,422)
400	90 Day Euro	Mar. 2006	95,215,000	95,307,663	(92,663)
175	90 Day Euro	Jun. 2006	41,612,813	41,599,233	13,580
336	U.S. T-Bond	Dec. 2005	37,726,500	37,626,778	99,722
98	30 Yr. U.S. T-Bond	Mar. 2006	10,979,065	10,999,082	(20,017)

	Short Positions
69	10 Yr. U.S. T-Notes	Mar. 2006	7,488,656	7,524,020	35,364
200	10 Yr. U.S. T-Notes	Dec. 2005	21,746,875	22,308,635	561,760
501	2 Yr. U.S. T-Notes	Mar. 2006	102,751,969	102,844,604	92,635
682	5 Yr. U.S. T-Notes	Mar. 2006	72,249,375	72,322,353	72,978

					$740,937

Interest rate swap agreements outstanding at November 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc. *	05/19/2010	$3,925	4.25%	3 month LIBOR	$(102,588)
Morgan Stanley Capital Services, Inc. *	07/08/2010	2,000	4.31%	3 month LIBOR	(25,943)
Morgan Stanley Capital Services, Inc. *	08/26/2010	5,160	4.49%	3 month LIBOR	(83,350)
Morgan Stanley Capital Services, Inc. *	07/14/2010	15,000	5.05%	3 month LIBOR	86,487

					$(125,394)

*	Fund pays the floating rate and receives the fixed rate.

(i)	The United States federal income tax basis of the Fund’s Investments and the net unrealized depreciation as of November 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$ 1,233,524,863	$5,475,340	$16,399,456	$(10,924,116)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with Prudential Investments LLC (“PI” or “Manager”) to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Short-Term Core Bond Series (the “Series”), Portfolios of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commision. The Series are Mutual Funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 25, 2006

*	Print the name and title of each signing officer under his or her signature.